Risk management - Aging analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 967,655	€ 951,934
ING Bank consumer lending portfolio, outstandings
Disclosure of credit risk exposure [line items]
Financial assets	780	1,142
Increase (decrease) in financial assets	(362)
ING Bank consumer lending portfolio, outstandings | Term loans
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(188)
ING Bank consumer lending portfolio, outstandings | Residential Mortgages
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets	(113)
ING Bank consumer lending portfolio, outstandings | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	604	927
ING Bank consumer lending portfolio, outstandings | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	119	123
ING Bank consumer lending portfolio, outstandings | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	57	91
ING Bank consumer lending portfolio, outstandings | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
ING Bank consumer lending portfolio, outstandings | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	339	714
Increase (decrease) in financial assets	(375)
ING Bank consumer lending portfolio, outstandings | Belgium | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	294	599
ING Bank consumer lending portfolio, outstandings | Belgium | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	27	53
ING Bank consumer lending portfolio, outstandings | Belgium | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	18	61
ING Bank consumer lending portfolio, outstandings | Belgium | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Germany
Disclosure of credit risk exposure [line items]
Financial assets	116	143
ING Bank consumer lending portfolio, outstandings | Germany | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	68	105
ING Bank consumer lending portfolio, outstandings | Germany | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	34	27
ING Bank consumer lending portfolio, outstandings | Germany | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	13	11
ING Bank consumer lending portfolio, outstandings | Germany | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Poland
Disclosure of credit risk exposure [line items]
Financial assets	48	78
Increase (decrease) in financial assets	28
ING Bank consumer lending portfolio, outstandings | Poland | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	43	73
ING Bank consumer lending portfolio, outstandings | Poland | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	4	3
ING Bank consumer lending portfolio, outstandings | Poland | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	1
ING Bank consumer lending portfolio, outstandings | Poland | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets		1
ING Bank consumer lending portfolio, outstandings | Netherlands
Disclosure of credit risk exposure [line items]
Financial assets	50	43
ING Bank consumer lending portfolio, outstandings | Netherlands | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	36	31
ING Bank consumer lending portfolio, outstandings | Netherlands | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	10	9
ING Bank consumer lending portfolio, outstandings | Netherlands | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	5	3
ING Bank consumer lending portfolio, outstandings | Netherlands | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	71	43
ING Bank consumer lending portfolio, outstandings | Luxembourg | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	59	35
ING Bank consumer lending portfolio, outstandings | Luxembourg | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	8	5
ING Bank consumer lending portfolio, outstandings | Luxembourg | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	4	3
ING Bank consumer lending portfolio, outstandings | Luxembourg | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Spain
Disclosure of credit risk exposure [line items]
Financial assets	27	26
ING Bank consumer lending portfolio, outstandings | Spain | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	13	13
ING Bank consumer lending portfolio, outstandings | Spain | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	9	7
ING Bank consumer lending portfolio, outstandings | Spain | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	5	5
ING Bank consumer lending portfolio, outstandings | Spain | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | France
Disclosure of credit risk exposure [line items]
Financial assets	2	2
ING Bank consumer lending portfolio, outstandings | France | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	2	2
ING Bank consumer lending portfolio, outstandings | France | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | France | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | France | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | UK
Disclosure of credit risk exposure [line items]
Financial assets		1
ING Bank consumer lending portfolio, outstandings | UK | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | UK | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | UK | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | UK | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Rest of Europe
Disclosure of credit risk exposure [line items]
Financial assets	83	66
Increase (decrease) in financial assets	17
ING Bank consumer lending portfolio, outstandings | Rest of Europe | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	60	52
ING Bank consumer lending portfolio, outstandings | Rest of Europe | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	15	9
ING Bank consumer lending portfolio, outstandings | Rest of Europe | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	8	5
ING Bank consumer lending portfolio, outstandings | Rest of Europe | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | America
Disclosure of credit risk exposure [line items]
Financial assets	1
ING Bank consumer lending portfolio, outstandings | America | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	1
ING Bank consumer lending portfolio, outstandings | America | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | America | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | America | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets
ING Bank consumer lending portfolio, outstandings | Australia
Disclosure of credit risk exposure [line items]
Financial assets	42	25
Increase (decrease) in financial assets	16
ING Bank consumer lending portfolio, outstandings | Australia | Past due for 1–30 days
Disclosure of credit risk exposure [line items]
Financial assets	29	17
ING Bank consumer lending portfolio, outstandings | Australia | Past due for 31–60 days
Disclosure of credit risk exposure [line items]
Financial assets	11	7
ING Bank consumer lending portfolio, outstandings | Australia | Past due for 61–90 days
Disclosure of credit risk exposure [line items]
Financial assets	2	1
ING Bank consumer lending portfolio, outstandings | Australia | Past due for >90 days
Disclosure of credit risk exposure [line items]
Financial assets